Defined Contribution Benefit Plan (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan expense	$ 0.3	$ 0.3